UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5584

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.2%
--------------------------------------------------------------------------------
NEW YORK--94.5%
Auburn, NY IDAU RB, Goulds Pumps, Inc.
Project, Series 1989, 3.85% 1                    $    875,000    $      875,000
--------------------------------------------------------------------------------
Long Island, NY PAU Electric Systems RRB,
Series 1998A, 5.50%, 12/1/06                          500,000           501,604
--------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, P-Floats, Series
MT-010, 3.84% 1,2                                   1,000,000         1,000,000
--------------------------------------------------------------------------------
NY MTAU RRB, ETET Series 20022305, Cl. A,
3.78% 1,2                                           1,000,000         1,000,000
--------------------------------------------------------------------------------
NY TS Financing Corp. RB, P-Floats, Series
PT-972, 3.70%, 12/1/06 3,4                          1,000,000         1,000,000
--------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1355,
3.81% 1,2                                           2,280,000         2,280,000
--------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1389,
3.81% 1,2                                           2,500,000         2,500,000
--------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB,
Series 2005, 3.79% 1                                2,700,000         2,700,000
--------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 3.80% 1,2       2,440,000         2,440,000
--------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2848, 3.80% 1,2       1,785,000         1,785,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project,
3.83% 1                                             2,400,000         2,400,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute
Alliance Project, Series 2005, 3.83% 1              2,250,000         2,250,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic
Community Youth Center Project, Series 2006,
3.79% 1                                             2,000,000         2,000,000
--------------------------------------------------------------------------------
NYC IDA RB, Reset Option Certificates II
Trust, Series 523CE, 3.78% 1,2                        700,000           700,000
--------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc. Project,
Series 2004, 3.83% 1                                1,900,000         1,900,000
--------------------------------------------------------------------------------
NYC IDA Yankee Stadium RB, MSTFC Series
2006-1458, 3.78% 1,2                                5,100,000         5,100,000
--------------------------------------------------------------------------------
NYC TFA RB, Future Tax Secured Bonds, Fiscal
1998, Series B, 4.20%, 11/15/06                       400,000           400,338
--------------------------------------------------------------------------------
NYC TFA RB, Future Tax Secured Bonds, Fiscal
1998, Series C, 3.80% 1                             1,900,000         1,900,000
--------------------------------------------------------------------------------
NYC TFA RRB, Future Tax Secured Bonds, Fiscal
2004, Series D-1, 4%, 11/1/06                       1,000,000         1,000,390
--------------------------------------------------------------------------------
NYS DA RRB, ETET Series 2006-003, Cl. A,
3.78% 1,2                                             700,000           700,000
--------------------------------------------------------------------------------
NYS GOUN, 6%, 3/1/07                                  225,000           227,072
--------------------------------------------------------------------------------
NYS GOUN, Series A, 3.60%, 1/16/07 4                2,000,000         2,000,000
--------------------------------------------------------------------------------
NYS TWY RB, Second General Highway & Bridge
Trust Fund, PTTR, Series 1413, 3.78% 1,2            2,800,000         2,800,000
--------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp.
Project, Series 2002, 3.99% 1                       5,185,000         5,185,000
--------------------------------------------------------------------------------
PAUNYNJ RB, Equipment Nts., Series 2006-1,
3.88% 1                                             1,745,000         1,745,000
--------------------------------------------------------------------------------
PAUNYNJ RB, Equipment Nts., Series 2006-2,
3.80% 1                                             1,255,000         1,255,000
--------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc.
Project, Series 1997, 3.85% 1                       1,600,000         1,600,000
--------------------------------------------------------------------------------
Syracuse, NY RANs, Series 2006 C, 4.25%,
6/29/07                                             2,000,000         2,010,725
--------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp.
Project, Series 1992, 3.99% 1                       5,060,000         5,060,000
--------------------------------------------------------------------------------
Westchester Cnty., NY IDA RB, P-Floats,
Series MT-257, 3.82% 1,2                            1,200,000         1,200,000
                                                                 ---------------
                                                                     57,515,129
--------------------------------------------------------------------------------
U.S. POSSESSIONS--5.7%
PR CMWLTH GOUN, Trust Receipts, Series
2005-F2, 3.78% 1,2                                  1,250,000         1,250,000
--------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset
Option Certificates II-R Trust, Series 415CE,
3.79% 1,2                                           1,800,000         1,800,000


                    1 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
PR Public Buildings Education HFAU RRB,
Series M, 5.50%, 7/1/07                          $    400,000    $      406,156
                                                                 ---------------
                                                                      3,456,156
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $60,971,285)          100.2%       60,971,285
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)         (105,253)

                                                 -------------------------------
Net Assets                                              100.0%   $   60,866,032
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMWLTH        Commonwealth
DA            Dormitory Authority
ETET          Eagle Tax-Exempt Trust
GOUN          General Obligation Unlimited Nts.
HFAU          Health Facilities Authority
IDA           Industrial Development Agency
IDAU          Industrial Development Authority
MSTFC         Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU          Metropolitan Transportation Authority
NYC           New York City
NYS           New York State
P-Floats      Puttable Floating Option Tax Exempt Receipts
PAU           Power Authority
PAUNYNJ       Port Authority of New York & New Jersey
PTTR          Puttable Tax Exempt Receipts
RANs          Revenue Anticipation Nts.
RB            Revenue Bonds
RRB           Revenue Refunding Bonds
TFA           Transitional Finance Authority
TS            Tobacco Settlement
TWY           Thruway/Tollway Authority/Agency

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $24,555,000 or 40.34% of the Trust's net assets as of September 30, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $1,000,000, which represents 1.64% of the Trust's net assets. See accompanying Notes.

4. Put obligation redeemable at full principal value on the date reported.

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                    2 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    3 | CENTENNIAL NEW YORK TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006